Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Income tax benefit recognized from net operating losses	¥ 868	¥ 5,451	¥ 3,888
Domestic effective statutory tax rate	31.00%	33.00%	36.00%
Increase in net deferred tax liabilities	¥ 3,366
Net deferred tax assets included in Other assets-Other	21,825	¥ 36,130
Net deferred tax liabilities included in Other liabilities	34,366	¥ 35,238
Undistributed earnings, No deferred tax provided	3,927
Operating loss carryforwards	1,985,408
Company and domestic subsidiaries | Domestic
Income Taxes [Line Items]
Operating loss carryforwards	585,026
Subsidiaries [Member] | United Kingdom
Income Taxes [Line Items]
Operating loss carryforwards	717,812
Subsidiaries [Member] | United States
Income Taxes [Line Items]
Operating loss carryforwards	411,370
Subsidiaries [Member] | Hong Kong
Income Taxes [Line Items]
Operating loss carryforwards	200,857
Subsidiaries [Member] | Other tax jurisdictions
Income Taxes [Line Items]
Operating loss carryforwards	70,343
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	983,470
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 656,168
Expiration year	Mar. 31, 2026
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 345,770